UNITED STATES

              SECURITIES AND EXCHANGE COMMISSION

                    Washington, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [] is a restatement
                                  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	   	Calibre Advisory Services, Inc,
Address: 	930 Winter Street
	       	Waltham, MA 02451

Form 13F File Number:  028-12618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mingming Jang
Title:    Vice President
Phone:    (704) 374-6295

Signature, Place and Date of Signing


/s/ Mingming Jang   Charlotte, NC	  11/06/2008


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	No.	Form 13F File Number	Name

	1	028-00776	Wachovia Corporation

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:	$
	                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE